Warrant Liabilities	3 Months Ended
Mar. 31, 2026
Other Liabilities Disclosure [Abstract]
Warrant Liabilities	Warrant Liabilities:
As of December 31, 2025, the Company’s warrant liabilities were comprised of the SFTrust Warrants (as defined below) and RBC Warrants (as defined below). The carrying value of the warrant liabilities as of March 31, 2026 and December 31, 2025 are as follows:

	March 31, 2026	December 31, 2025
MVS Warrants (previously SFTrust Warrants)	$—	$915
SVS Warrants (previously RBC Warrants)	—	959
Total warrant liabilities	$—	$1,874
The fair value of the Company’s warrant liabilities is estimated using a Black-Scholes option pricing model. Inherent in a Black-Scholes option pricing model are assumptions related to the fair value of the underlying common shares, expected stock-price volatility, expected term, risk-free interest rate and dividend yield.
MVS Warrants (previously SFTrust Warrants)
Background
In 2018, 34,000 warrants were issued to Silicon Valley Bank ("2018 SFTrust Warrants"). The 2018 SFTrust Warrants were issued with an exercise price of C$0.29 per share and a ten year term from their original issuance. The fair value of the 2018 SFTrust Warrants on their respective grant dates were recognized within additional paid-in capital with an offset to debt issuance costs.
In connection with the 2021 amendment, Silicon Valley Bank was issued warrants to purchase 24,164 voting common shares of Old Xanadu representing 0.1% of the fully diluted shares, post Series B financing in 2021 ("Series B Financing"), per the terms of the Silicon Valley Bank loan agreement, on the same terms and conditions as established for other common shareholders ("2021 SFTrust Warrants", and together with the 2018 SFTrust Warrants, "SFTrust Warrants"). Half of the 2021 SFTrust Warrants vested immediately upon entering into the amendment with the other half vesting upon the draw of the Silicon Valley Bank term loan (the "SVB Term Loan") exceeding $5,000. Upon issuance, all 12,082 vested SFTrust Warrants had an exercise price of $1.69 per share and a 12-year term from their original issuance. 12,082 of the SFTrust Warrants have expired because Old Xanadu did not draw more than $5,000 of the SVB Term Loan prior to its full repayment and extinguishment on April 30, 2023.
Warrant Exchange and Reclassification to Equity
As of December 31, 2025 and immediately prior to the Reverse Recapitalization on March 26, 2026, there were 46,082 SFTrust Warrants issued and outstanding classified as liabilities on the consolidated balance sheets. Immediately prior to the Reverse Recapitalization, these SFTrust Warrants were exchanged for 519,974 warrants to purchase Xanadu Class A Multiple Voting Shares based on the Exchange Ratio established in the Reverse Recapitalization and a U.S. dollar denominated strike price ("MVS Warrants"). Upon exchange, Xanadu issued MVS warrants exercisable for 383,645 Xanadu Class A Multiple Voting Shares at a price of $0.02 per share and warrants exercisable for 136,329 Class A Multiple Voting Shares at a price of $0.15 per share.
Upon the Closing and the subsequent dual-listing of the Company's shares on the Nasdaq and the TSX, the Company re-evaluated the MVS Warrants under ASC 815-40, Contracts in Entity’s Own Equity. Management determined that the MVS Warrants meet the requirements for equity classification as they are now considered indexed to the Company’s own shares.
Warrant Exercise
On March 30, 2026, following the reclassification to equity, the holder of the outstanding MVS Warrants elected to settle the instruments through a cashless net exercise feature. Pursuant to the terms of the warrant agreement, the holder surrendered 2,447 MVS warrants to cover the aggregate exercise price, resulting in the issuance of 517,527 Xanadu Class A Multiple Voting Shares. In connection with this exercise, $1,397 was reclassified from additional paid in capital to share capital.
As of March 31, 2026, all MVS Warrants were exercised. As of December 31, 2025, the MVS Warrants had a fair value of $915, which was included as a current liability on the consolidated balance sheets.
SVS Warrants (previously RBC Warrants)
Background
On May 23, 2023, the Company signed a credit agreement with the Royal Bank of Canada (“RBC”) for a maximum principal amount of $25,000 (the “RBC Term Loan”). In connection with the RBC Term Loan, RBC was issued warrants to purchase 13,999 non-voting common shares of the Company on the same terms and conditions as established for other common shareholders (the “RBC Warrants”). The RBC Warrants were issued with an exercise price of $12.94 per share and a 12-year term from their original issuance.
Warrant Exchange
As of December 31, 2025 and immediately prior to the Reverse Recapitalization on March 26, 2026, there were 13,999 RBC Warrants issued and outstanding. Upon the Closing, these RBC Warrants were exchanged for 157,960 SVS Warrants to purchase Class B Subordinate Voting Shares based on the Exchange Ratio established in the Reverse Recapitalization and a U.S. dollar denominated strike price of $1.15 per share. Under ASC 815-40, as part of the Reverse Recapitalization the Company determined that the SVS Warrants qualify for equity classification. Accordingly, the warrant liability balance was remeasured and subsequently reclassified to additional paid in capital in the first quarter of 2026, with no further remeasurement required.
Accordingly, the MVS and SVS Warrants were remeasured to a final fair value as of the reclassification date, resulting in a net loss of $895 recorded within other operating income, net for the three months ended March 31, 2026. Following this final remeasurement, the warrant liability balance of $2,769 was reclassified to additional-paid-in capital, and the warrants are no longer subject to remeasurement.